MERRILL LYNCH
DEVELOPING
CAPITAL MARKETS
FUND, INC.




FUND LOGO





Quarterly Report

September 30, 1997




Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Developing
Capital Markets
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper





MERRILL LYNCH DEVELOPING CAPITAL MARKETS FUND, INC.



Asset Allocation
As a Percentage* of
Net Assets as of
September 30, 1997

A map illustrating the following percentages:

Venezuela          1.5%
Brazil            12.2%
Portugal           2.1%
Hungary            4.0%
Czech Republic     0.1%
Poland             2.8%
Russia             6.2%
Greece             3.1%
Turkey             1.3%
Pakistan           0.1%
India              6.2%
Thailand           1.9%
China              2.0%
Hong Kong          6.5%
South Korea        3.9%
Mexico            11.7%
Chile              2.6%
Argentina          4.6%
Egypt              1.6%
South Africa       7.0%
Zimbabwe           0.7%
Israel             2.1%
Indonesia          4.0%
Malaysia           3.0%
Taiwan             4.2%
Philippines        1.0%
Australia          0.6%

[FN]
*Total may not equal 100%.



DEAR SHAREHOLDER


During the three-month period ended September 30, 1997, total returns for Merrill Lynch Developing Capital Markets Fund, Inc.'s, Class A, Class B, Class C and Class D Shares were -4.64%, -4.87%, -4.89% and -4.65%, respectively. The unmanaged Morgan Stanley Capital International Emerging Markets Free (Ex-Taiwan) Index fell 9.05% during the same period. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 4--6 of this report to shareholders.) The Fund's underweighted positions in some of the Asian markets, including Malaysia, the Philippines and Thailand, whose markets dropped
41.62%, 45.29% and 18.38%, respectively, limited the negative impact of these declines on the Fund's performance. The Fund benefited from its overweighted position in Russia, which rose 18.59%.


Investment Review and Activities
The currency and stock market corrections in Southeast Asia weighed heavily on the performance of emerging markets funds during the September quarter. Merrill Lynch Developing Capital Markets Fund, Inc., although underweighted in the markets of the region for a long time, was adversely affected because the devaluation of the Thai baht triggered corrections not only in Southeast Asia, but also in other markets where we invest. These included countries whose economic fundamentals are different and unrelated such as Brazil, Korea and the Czech Republic.

The collapse among the Southeast Asian nations of Thailand, Malaysia, Indonesia and the Philippines was caused by the characteristics which they had in common: growing current account deficits, rising use of foreign currency-denominated debt, property inflation, and overinvestment in unproductive assets. While the depth of problems varies among these four, we viewed negatively the near-term prospects for investment in the group. In our opinion, the necessary policies to slow economic growth were not being implemented, nor was the damage to the corporate sector being fully recognized by investors. In addition, despite the deep declines in prices, we found few bargains in these markets. However, one that we identified was P.T. Indonesian Satellite Corporation (Indosat). Indosat is the dominant provider of international telecommunications in Indonesia. We believed that the current price did not fully reflect the value of its non-core investments, particularly USA Global Link. The Fund's overall exposure in Southeast Asia declined from 14% of net assets to 9%, partly because of our active selling and partly because of market declines.

On the other hand, the economic growth recovery in Mexico and Argentina, and the continuing flow of privatizations in Brazil, argue strongly for investment in the region. To put it simply, these countries have started to reap the rewards of the fiscal reforms, monetary discipline or austerity measures introduced in the past. We do not adhere to the view that capital will be drawn out of the outperforming Latin markets and shifted to underperforming Asia. We continued to find attractively valued equities in the region, notwithstanding the strong performances already achieved. As a result, our position in Latin America rose from 27.5% of net assets to 32.6% during the September quarter.

Our largest holding in the Fund is Grupo Televisa, S.A. de C.V., a media company. We increased our holdings in this company, since we believed that the burgeoning retail sector improvement would lead to increased advertising revenues and hence higher revenues for Grupo Televisa.

Investments in Mediterranean and Eastern European countries continued to comprise an important portion of the Fund. In Greece, our largest investment is Hellenic Bottling Co. S.A., which is now one of the core Coca-Cola bottlers in the fastest-growing markets of the region, including Russia. Strong performance was also seen among our Hungarian holdings as they released better-than-expected semi-annual earnings. Our Polish portfolio also performed well as our largest holding, Elektrim Spolka Akcyjna S.A., an industrial conglomerate, continued to benefit from the accelerated pace of infrastructure investment. We added to our stock investments in Russia, focusing on the large-capitalized and liquid companies with superior managements; that is, companies we believe qualify as having potential to become the future blue chips of Russia.

We increased our investments in Hong Kong and the People's Republic of China from 5.8% of net assets to 8.5%. One of the Fund's holdings in this region is Beijing Yanhua Petrochemical Company Ltd., one of the largest integrated petrochemical companies in China.

We slightly increased our investments in the Middle East from 3.4% of net assets to 3.7%, and decreased our investments in Africa from 10.0% of net assets to 7.7%. Sasol Limited, one of our holdings in South Africa, is a world leader in the conversion of coal to oil and gas.


In Conclusion
Our outlook for emerging markets investments is a positive one despite the profound corrections we saw in the markets of Southeast Asia. We are taking a long-term view and believe that reversals such as these may be short-term in nature, and often are the catalyst for reforms which may improve the prospects for investment in these markets.

We thank you for your interest in Merrill Lynch Developing Capital Markets Fund, Inc., and we look forward to reporting to you again in our next report on economic, stock market and portfolio developments in our upcoming semi-annual report to shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Grace Pineda)
Grace Pineda
Vice President and Portfolio Manager





October 22, 1997




Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Grace Pineda, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02119

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance
Summary--
Class A Shares

                                    Net Asset Value        Capital Gains
Period Covered                  Beginning       Ending      Distributed    Dividends Paid*     % Change**
9/1/89--12/31/89                  $ 9.60        $10.13        $0.004           $0.132            + 6.97%
1990                               10.13          9.04          --              0.640            - 5.33
1991                                9.04         10.89          --              0.252            +23.35
1992                               10.89         10.18         0.324            0.518            + 0.85
1993                               10.18         16.80         0.278            0.069            +68.96
1994                               16.80         13.90         0.653            0.447            -10.97
1995                               13.90         13.18          --              0.238             -3.43
1996                               13.18         14.53         0.027            0.364            +13.30
1/1/97--9/30/97                    14.53         16.43          --               --              +13.08
                                                              ------           ------
                                                        Total $1.286     Total $2.660

                                                         Cumulative total return as of 9/30/97: +134.49%**


Performance
Summary--
Class B Shares

                                    Net Asset Value        Capital Gains
Period Covered                  Beginning       Ending      Distributed    Dividends Paid*     % Change***
7/1/94--12/31/94                  $14.54        $13.86        $0.653           $0.412            + 2.36%
1995                               13.86         13.11          --              0.124            - 4.50
1996                               13.11         14.45         0.027            0.222            +12.17
1/1/97--9/30/97                    14.45         16.21          --               --              +12.18
                                                              ------           ------
                                                        Total $0.680     Total $0.758

                                                          Cumulative total return as of 9/30/97: +23.01%***

Performance
Summary--
Class C Shares

                                    Net Asset Value        Capital Gains
Period Covered                  Beginning       Ending      Distributed    Dividends Paid*     % Change***
10/21/94--12/31/94                $16.71        $13.84        $0.653           $0.425            -10.98%
1995                               13.84         13.08          --              0.137            - 4.48
1996                               13.08         14.41         0.027            0.231            +12.20
1/1/97--9/30/97                    14.41         16.16          --               --              +12.14
                                                              ------           ------
                                                        Total $0.680     Total $0.793

                                                           Cumulative total return as of 9/30/97: +6.99%***


Performance
Summary--
Class D Shares

                                    Net Asset Value        Capital Gains
Period Covered                  Beginning       Ending      Distributed    Dividends Paid*     % Change**
10/21/94--12/31/94                $16.77        $13.90        $0.653           $0.442            -10.84%
1995                               13.90         13.17          --              0.214            - 3.68
1996                               13.17         14.52         0.027            0.324            +13.00
1/1/97--9/30/97                    14.52         16.39          --               --              +12.88
                                                              ------           ------
                                                        Total $0.680     Total $0.980

                                                           Cumulative total return as of 9/30/97: +9.55%**

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charge; results would be lower if sales charge was included.
***Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Average Annual
Total Return



                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/97                        +14.71%        + 8.69%
Five Years Ended 9/30/97                  +12.80         +11.59
Inception (9/1/89) through 9/30/97        +11.12         +10.39

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/97                        +13.54%         +9.54%
Inception (7/1/94) to 9/30/97             + 6.58          +6.31

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC     With CDSC**

Year Ended 9/30/97                        +13.51%        +12.51%
Inception (10/21/94) to 9/30/97           + 2.32         + 2.32

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 9/30/97                        +14.43%         +8.42%
Inception (10/21/94) to 9/30/97            +3.15          +1.27

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

PERFORMANCE DATA (concluded)

Recent
Performance
Results*
                                                                                                      12 Month     3 Month
                                                                  9/30/97    6/30/97    9/30/96       % Change     % Change
ML Developing Capital Markets Fund Class A Shares                 $16.43      $17.23     $14.72       +11.83%(1)    -4.64%
ML Developing Capital Markets Fund Class B Shares                  16.21       17.04      14.53       +11.77(1)     -4.87
ML Developing Capital Markets Fund Class C Shares                  16.16       16.99      14.50       +11.66(1)     -4.89
ML Developing Capital Markets Fund Class D Shares                  16.39       17.19      14.68       +11.86(1)     -4.65
ML Developing Capital Markets Fund Class A Shares--Total Return                                       +14.71(2)     -4.64
ML Developing Capital Markets Fund Class B Shares--Total Return                                       +13.54(3)     -4.87
ML Developing Capital Markets Fund Class C Shares--Total Return                                       +13.51(4)     -4.89
ML Developing Capital Markets Fund Class D Shares--Total Return                                       +14.43(5)     -4.65

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.027 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.364 per share ordinary income dividends and $0.027 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.222 per share ordinary income dividends and $0.027 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.231 per share ordinary income dividends and $0.027 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.324 per share ordinary income dividends and $0.027 per share capital gains distributions.




SCHEDULE OF INVESTMENTS                                                                                     (in US dollars)
                                                                                                                   Percent of
AFRICA          Industries    Shares Held        Investments                       Cost              Value         Net Assets
South Africa    Banking           203,276    Nedcor Ltd. (Ordinary)             $  3,484,813     $    4,383,016          0.4%

                Beverage          238,815    South African Breweries Ltd.          5,840,521          6,929,785          0.7
                                   26,697    South African Breweries Ltd.
                                               (ADR)(a)                              680,055            770,208          0.1
                                                                                ------------     --------------        ------
                                                                                   6,520,576          7,699,993          0.8

                Diversified     1,313,000    Rembrandt Controlling
                Holdings                       Investments Ltd.                    8,992,935          7,577,709          0.8
                                  930,350    Rembrandt Group Ltd.                  9,763,074          8,423,250          0.8
                                    1,100    Rembrandt Group Ltd. (ADR)(a)            11,803              9,900          0.0
                                  893,136    Sasol Limited                        11,735,775         12,311,519          1.2
                                                                                ------------     --------------        ------
                                                                                  30,503,587         28,322,378          2.8

                Financial       1,313,862    First National Bank Holdings Ltd.     9,506,018         10,429,713          1.0
                Services

                Metals            417,298    Billiton PLC                          1,556,510          1,616,576          0.2
                                1,065,700    Billiton PLC (ADR)(a)                 3,893,109          4,049,660          0.4
                                                                                ------------     --------------        ------
                                                                                   5,449,619          5,666,236          0.6

                Mining            885,959    Gencor Ltd.                           2,174,963          2,090,871          0.2
                                  213,140    Gencor Ltd. (ADR)(a)                    687,777            502,840          0.1
                                    8,310    Gold Fields of South Africa Ltd.        213,500            167,145          0.0
                                                                                ------------     --------------        ------
                                                                                   3,076,240          2,760,856          0.3

                Newspaper/        609,300    Nasionale Pers Beperk (Class A)       5,953,882          6,470,790          0.6
                Publishing

                Retail          3,069,399    Pick'n Pay Stores Ltd.                3,498,200          4,609,696          0.5
                                  122,952    Pick'n Pay Stores Ltd. (N Shares)       171,112            170,408          0.0
                                                                                ------------     --------------        ------
                                                                                   3,669,312          4,780,104          0.5

                Steel               2,768    South Africa Iron & Steel
                                               Industrial Corp., Ltd.                  2,483              1,764          0.0

                                             Total Investments in South Africa    68,166,530         70,514,850          7.0

Zimbabwe        Beverage &      4,977,100    Delta Corporation Ltd.                3,841,905          6,967,940          0.7
                Tobacco
                                             Total Investments in Zimbabwe         3,841,905          6,967,940          0.7


                                             Total Investments in Africa          72,008,435         77,482,790          7.7

EUROPE

Czech Republic  Telecommuni-        4,092    SPT Telecom A.S.                        519,474            518,243          0.1
                cations

                                             Total Investments in the
                                             Czech Republic                          519,474            518,243          0.1

Greece          Banking           151,585    Ergo Bank S.A. (Ordinary)             5,694,808         10,166,391          1.0

                Beverage          376,069    Hellenic Bottling Co. S.A.           13,602,727         19,562,334          1.9

                Telecommuni-      160,000    Hellenic Telecommunication
                cations                        Organization S.A. (GDR)(b)          1,961,806          1,960,000          0.2

                                             Total Investments in Greece          21,259,341         31,688,725          3.1

Hungary         Banking           320,762    OTP Bank (GDR)(b)                     7,545,169         10,384,670          1.1

                Health/            98,330    Gedeon Richter Ltd. (GDR)(b)          3,797,770         10,398,397          1.0
                Personal Care      73,700    Gedeon Richter Ltd. (GDR)(b)          2,433,751          7,793,775          0.8
                                                                                ------------     --------------        ------
                                                                                   6,231,521         18,192,172          1.8
                Oil & Related      61,000    Mol Magyar Olay-es Gazipari
                                               Reszvenytarsasag (GDR)(b)             648,125          1,319,125          0.1
                                   31,640    Mol Magyar Olay-es Gazipari
                                               Reszvenytarsasag (GDR)(b)             347,440            684,215          0.1
                                                                                ------------     --------------        ------
                                                                                     995,565          2,003,340          0.2

                Telecommuni-       22,280    Magyar TavKozlesi Reszvenytarsasag
                cations                        (Matav)(Ordinary)                   5,953,294          9,365,183          0.9

                                             Total Investments in Hungary         20,725,549         39,945,365          4.0

Poland          Automotive        158,997    Debica S.A.                           3,305,944          4,630,529          0.5

                Banking           665,104    Wielkopolski Bank Kredytowy S.A.      4,413,586          4,282,830          0.4

                Electrical      1,466,939    Elektrim Spolka Akcyjna S.A.         13,407,939         16,444,831          1.6
                Components

                Multi-Industry    603,529    NIF Piast S.A. Fund                   1,873,952          1,563,364          0.2
                                  497,511    NIF Progress S.A. Fund                1,550,828          1,529,011          0.1
                                                                                ------------     --------------        ------
                                                                                   3,424,780          3,092,375          0.3

                                             Total Investments in Poland          24,552,249         28,450,565          2.8



SCHEDULE OF INVESTMENTS (continued)                                                                         (in US dollars)
EUROPE                                                                                                             Percent of
(concluded)     Industries    Shares Held        Investments                       Cost              Value         Net Assets
Portugal        Building          386,504    Cimpor-Cimentos de Portugal S.A.   $  8,775,947     $   10,454,070          1.0%
                Products

                Telecommuni-      158,652    Portugal Telecom S.A.                 5,536,163          6,885,830          0.7
                cations            80,721    Portugal Telecom S.A. (ADR)(a)        2,762,719          3,506,318          0.4
                                                                                ------------     --------------        ------
                                                                                   8,298,882         10,392,148          1.1

                                             Total Investments in Portugal        17,074,829         20,846,218          2.1

Russia          Energy            339,382    AO Mosenergo (ADR)(a)                10,042,232         16,205,490          1.6
                Sources         2,025,000    Irkutskenergo                           255,918            662,175          0.1
                                                                                ------------     --------------        ------
                                                                                  10,298,150         16,867,665          1.7

                Natural Gas       128,700    RAO Gazprom (ADR)(a)                  2,027,025          3,230,370          0.3

                Oil & Related     177,000    Lukoil Oil Company (ADR)(a)          10,042,550         17,301,750          1.7

                Telecommuni-      544,800    Bashinformsvyaz                       1,455,190          1,280,280          0.1
                cations             2,272    Moscow City Telephone Network         5,607,050          5,225,600          0.5
                                  169,200    Nizhny Novgorod Telephone               879,840          1,015,200          0.1
                                  879,259    Rostelecom--RDC                       3,382,551          3,675,303          0.4
                                                                                ------------     --------------        ------
                                                                                  11,324,631         11,196,383          1.1

                Utilities--     2,066,208    Bashkirenergo                         1,187,599          1,556,888          0.1
                Electric       21,806,270    Unified Energy Systems                7,888,304          8,724,689          0.9
                                   95,300    Unified Energy Systems (GDR)(b)       3,791,666          3,812,953          0.4
                                                                                ------------     --------------        ------
                                                                                  12,867,569         14,094,530          1.4

                                             Total Investments in Russia          46,559,925         62,690,698          6.2

Turkey          Banking        46,180,300    Akbank T.A.S. (Ordinary)              3,329,388          3,579,457          0.4
                               59,860,000    Yapi ve Kredi Bankasi A.S.            1,278,947          1,495,039          0.1
                                                                                ------------     --------------        ------
                                                                                   4,608,335          5,074,496          0.5

                Building       50,254,111    Akcansa Cimento A.S.                  7,593,965          7,501,906          0.7
                Products

                Telecommuni-    2,697,000    Northern Electric Telekomunikasyon
                cations                        A.S. (NETAS)                          860,189            898,122          0.1

                                             Total Investments in Turkey          13,062,489         13,474,524          1.3


                                             Total Investments in Europe         143,753,856        197,614,338         19.6

LATIN AMERICA

Argentina       Oil & Related   1,332,144    Perez Companc S.A.                    6,859,310         10,739,121          1.1
                                  579,384    Yacimientos Petroliferos Fiscales
                                               S.A. (ADR)(a)                      17,504,039         21,364,785          2.1
                                                                                ------------     --------------        ------
                                                                                  24,363,349         32,103,906          3.2

                Telecommuni-      300,700    Nortel Inversora S.A. (ADR)(a)        8,674,040          8,344,425          0.8
                cations           201,046    Telecom Argentina Stet--France
                                               Telecom S.A. (ADR)(a)               4,771,715          6,119,338          0.6
                                                                                ------------     --------------        ------
                                                                                  13,445,755         14,463,763          1.4

                                             Total Investments in Argentina       37,809,104         46,567,669          4.6

Brazil          Banking       861,174,679    Banco Bradesco S.A. (Preferred)       5,170,352          9,080,306          0.9
                               23,216,000    Banco Itau S.A. (Preferred)          13,121,156         15,005,412          1.5
                                                                                ------------     --------------        ------
                                                                                  18,291,508         24,085,718          2.4

                Beverage       30,667,513    Companhia Cervejaria Brahma S.A.
                                               PN (Preferred)                     14,476,455         23,517,173          2.3
                                   24,500    Companhia Cervejaria Brahma S.A.
                                               PN (Preferred) (ADR)(a)               358,433            376,687          0.0
                                                                                ------------     --------------        ------
                                                                                  14,834,888         23,893,860          2.3

                Oil &          81,048,740    Petroleo Brasileiro S.A.--
                Related                        Petrobras (Preferred)              16,002,689         23,084,907          2.3

                Steel             926,190    Usinas Siderurgicas de Minas
                                               Gerais--Usiminas S.A.
                                               (Preferred)                         9,594,875         10,120,955          1.0

                Telecommuni-      135,941    Telecomunicacoes Brasileiras
                cations                        S.A.--Telebras (ADR)(a)            19,376,673         17,502,404          1.7
                              126,953,214    Telecomunicacoes Brasileiras
                                               S.A.--Telebras ON                   8,589,839         14,660,929          1.5
                                                                                ------------     --------------        ------
                                                                                  27,966,512         32,163,333          3.2

                Utilities--       572,000    Companhia Paranaense de Energia
                Electric                       S.A.--Copel (ADR)(a)               10,570,878          9,867,000          1.0

                                             Total Investments in Brazil          97,261,350        123,215,773         12.2

Chile           Telecommuni-      345,958    Compania de Telecomunicaciones
                cations                        de Chile S.A. (ADR)(a)              9,136,095         11,200,390          1.1
                                  495,300    Quinenco S.A.(ADR)(a)                 9,215,945          7,862,887          0.8
                                                                                ------------     --------------        ------
                                                                                  18,352,040         19,063,277          1.9

                Utilities--       242,736    Chilgener S.A. (ADR)(a)               7,012,109          6,660,069          0.7
                Electric

                                             Total Investments in Chile           25,364,149         25,723,346          2.6

Mexico          Brewery            70,000    Fomento Economico Mexicano,
                                               S.A. de C.V. (Femsa)(ADR)(a)          538,125            603,169          0.1

                Broadcast--     1,052,139    Grupo Televisa, S.A. de
                Media                          C.V. (GDR)(b)                      33,763,378         37,679,728          3.7

                Building &      1,526,614    Apasco, S.A. de C.V.                  6,977,237         11,693,297          1.2
                Construction

                Health/         2,164,934    Kimberly-Clark de Mexico,
                Personal Care                  S.A. de C.V. (Series A)             6,602,173         11,315,180          1.1

                Multi-Industry     12,400    ALFA, S.A. de C.V. (Class A)            108,180            116,529          0.0
                                1,995,894    Grupo Carso, S.A. de C.V. 'A'        11,922,837         15,981,540          1.6
                                  348,900    Grupo Carso, S.A. de C.V. (ADR)(a)    4,028,200          5,538,787          0.5
                                                                                ------------     --------------        ------
                                                                                  16,059,217         21,636,856          2.1

                Retail          8,834,987    Cifra, S.A. de C.V. 'C'              13,399,774         19,357,811          1.9

                Telecommuni-      304,440    Telefonos de Mexico, S.A.
                cations                        de C.V. (ADR)(a)                   15,213,932         15,754,770          1.6

                                             Total Investments in Mexico          92,553,836        118,040,811         11.7

Venezuela       Telecommuni-      114,200    Companhia Anonima Nacional
                cations                        Telefonos de Venezuela
                                               S.A. (CANTV)(ADR)(a)                5,520,478          5,224,650          0.5

                Textiles          240,200    Sudamtex de Venezuela S.A.C.A.
                                               (ADR)(a)                            3,843,200          3,843,200          0.4

                Utilities--     3,758,220    C.A. La Electricidad de Caracas
                Electric                       S.A.I.C.A.-S.A.C.A.                 5,259,064          6,062,621          0.6

                                             Total Investments in Venezuela       14,622,742         15,130,471          1.5

                                             Total Investments in
                                             Latin America                       267,611,181        328,678,070         32.6

SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
MIDDLE                                                                                                             Percent of
EAST            Industries    Shares Held        Investments                       Cost              Value         Net Assets
Egypt           Banking           168,430    Commercial International Bank
                                               (Egypt) S.A.E.                   $  1,992,666     $    4,101,985          0.4%
                                  248,789    Commercial International Bank
                                               (Egypt) S.A.E. (GDR)(b)             2,954,369          5,970,936          0.6
                                                                                ------------     --------------        ------
                                                                                   4,947,035         10,072,921          1.0

                Building          205,165    Torah Portland Cement Company         5,760,342          5,481,161          0.6
                Products

                                             Total Investments in Egypt           10,707,377         15,554,082          1.6

Israel          Banking         4,974,330    Bank Hapoalim Ltd.                    9,212,280         11,547,018          1.1
                                3,100,915    Bank Leumi Israel                     4,518,362          5,085,795          0.5
                                                                                ------------     --------------        ------
                                                                                  13,730,642         16,632,813          1.6

                Retail          1,387,600    Super-Sol Ltd.                        3,741,902          4,515,846          0.5

                                             Total Investments in Israel          17,472,544         21,148,659          2.1

                                             Total Investments in the
                                             Middle East                          28,179,921         36,702,741          3.7

PACIFIC BASIN/
ASIA

Australia       Merchandising     207,045    Amway Asia Pacific Ltd.               6,445,644          6,069,007          0.6

                                             Total Investments in Australia        6,445,644          6,069,007          0.6

China           Automobiles     3,534,000    Qingling Motors Company (Class H)     1,714,714          2,237,865          0.2

                Brewery           194,000    Tsingtao Brewery Co., Ltd. (Class H)     75,591             80,227          0.0

                Building           50,000    Huaxin Cement Co., Ltd. (Class B)         8,638              7,700          0.0
                Products

                Chemicals         257,565    Beijing Yanhua Petrochemical
                                               Company Ltd. (ADR)(a)               2,813,615          5,424,963          0.5

                Telecommuni     6,573,000    Eastern Communications Co., Ltd.
                cations                        (Class B)                           5,702,595         11,831,400          1.2

                Utilities--     1,600,000    Beijing Datang Power Generation
                Electric                       Company Ltd. (Class H)                720,977            899,457          0.1

                                             Total Investments in China           11,036,130         20,481,612          2.0

Hong Kong       Food           14,675,000    C.P. Pokphand Co. Ltd. (Ordinary)     4,186,916          4,883,449          0.5
                               41,274,850    Tingyi (Cayman Islands)
                                               Holdings, Co.                      10,308,873          8,214,431          0.8
                                                                                ------------     --------------        ------
                                                                                  14,495,789         13,097,880          1.3

                Industrial     37,503,056    Sinocan Holdings Ltd.                14,259,926         13,812,834          1.4

                Mining         12,511,000    Jiangxi Copper Company Ltd.
                                               (Class H)                           3,625,425          3,557,017          0.4

                Real Estate    17,572,000    Amoy Properties Limited              22,057,734         19,188,860          1.9
                                4,968,000    Henderson China Holding Ltd.          8,669,839          8,442,647          0.8
                                                                                ------------     --------------        ------
                                                                                  30,727,573         27,631,507          2.7

                Telecommuni-    6,874,000    City Telecom (H.K.) Ltd.              1,304,126          1,332,515          0.1
                cations         1,956,000    Smartone Telecommunications           4,112,405          5,965,572          0.6
                                                                                ------------     --------------        ------
                                                                                   5,416,531          7,298,087          0.7

                                             Total Investments in Hong Kong       68,525,244         65,397,325          6.5

India           Automobiles       222,700    Bajaj Auto Ltd. (GDR)(b)              7,754,399          6,513,975          0.7

                Banking           978,964    State Bank of India                   7,442,695          7,496,632          0.8
                                  102,500    State Bank of India (GDR)(b)          2,342,125          2,383,125          0.2
                                   93,200    State Bank of India (GDR)(b)          2,338,125          2,166,900          0.2
                                                                                ------------     --------------        ------
                                                                                  12,122,945         12,046,657          1.2

                Building           42,500    Associated Cement Companies Ltd.      1,640,597          1,417,941          0.1
                Products

                Energy Sources      8,194    Bombay Suburban Electric
                                               Supply Co. Ltd.                        45,879             43,815          0.0
                                   11,682    Bombay Suburban Electric
                                               Supply Co. Ltd. (GDR)(b)              207,275            239,481          0.0
                                                                                ------------     --------------        ------
                                                                                     253,154            283,296          0.0

                Financial         112,406    Housing Development Finance Corp.     9,283,077         10,149,665          1.0
                Services        4,337,803    Industrial Credit & Investment
                                               Corporation of India Ltd.          14,039,407         10,622,456          1.1
                                                                                ------------     --------------        ------
                                                                                  23,322,484         20,772,121          2.1

                Leisure &         410,875    EIH Limited                           4,640,089          4,303,160          0.4
                Tourism           133,000    EIH Limited (GDR)(b)                  2,025,456          2,028,250          0.2
                                   98,400    Indian Hotels Company Ltd.
                                               (GDR)(b)                            2,014,863          1,918,800          0.2
                                                                                ------------     --------------        ------
                                                                                   8,680,408          8,250,210          0.8

                Oil Services      458,300    Hindustan Petroleum Corporation
                                               Ltd.                                5,287,927         6,074,314           0.6

                Recreation &      580,000    Suraj Diamonds Ltd.                   1,522,715            199,004          0.0
                Consumer Goods

                Telecommunications    100    Mahanagar Telephone Nigram Ltd.             643                711          0.0
                                   24,000    Videsh Sanchar Nigam Ltd. (GDR)(b)      435,600            405,000          0.1
                                  124,000    Videsh Sanchar Nigam Ltd. (GDR)(b)    2,046,000          2,092,500          0.2
                                                                                ------------     --------------        ------
                                                                                   2,482,243          2,498,211          0.3

                Textiles              678    Reliance Industries Ltd.                  4,299              6,758          0.0
                                  177,100    Reliance Industries Ltd. (GDR)(b)     3,983,269          4,062,231          0.4
                                                                                ------------     --------------        ------
                                                                                   3,987,568          4,068,989          0.4

                                             Total Investments in India           67,054,440         62,124,718          6.2

Indonesia       Automobiles     4,593,000    P.T. Astra International 'Foreign'    7,071,851          4,172,267          0.4

                Building        1,126,000    P.T. Semen Gresik 'Foreign'           1,304,708          1,100,214          0.1
                Products

                Forest          4,977,050    P.T. Indah Kiat Pulp &
                Products &                     Paper Corp. 'Foreign'               2,925,564          1,937,630          0.2
                Paper             419,120    P.T. Indah Kiat Pulp & Paper
                                               Corp. 'Foreign' (Warrants)(c)               0             38,393          0.0
                                                                                ------------     --------------        ------
                                                                                   2,925,564          1,976,023          0.2

                Insurance      15,217,800    P.T. Lippo Life Insurance
                                               'Foreign'                           8,737,476          3,020,327          0.3

                Real Estate     7,365,500    P.T. Ciputra Development              5,988,744          1,799,206          0.2

                Telecommuni-      633,800    P.T. Indonesian Satellite
                cations                        Corporation (Indosat) (ADR)(a)     17,514,562         16,637,250          1.6
                                3,590,500    P.T. Telekomunikasi Indonesia         5,463,605          3,974,218          0.4
                                  342,554    P.T. Telekomunikasi Indonesia
                                               (ADR)(a)                           10,113,958          7,664,646          0.8
                                                                                ------------     --------------        ------
                                                                                  33,092,125         28,276,114          2.8

                                             Total Investments in Indonesia       59,120,468         40,344,151          4.0

SCHEDULE OF INVESTMENTS (concluded)                                                                         (in US dollars)
PACIFIC BASIN/                                                                                                     Percent of
ASIA (concluded)Industries    Shares Held            Investments                    Cost              Value        Net Assets
Malaysia        Broadcasting    1,912,000    New Straits Times Press BHD        $  9,970,360     $    5,777,860          0.6%
                & Publishing

                Diversified     2,935,000    Magnum Corporation BHD                5,460,673          2,579,325          0.3
                Holdings          621,000    United Engineers (Malaysia)
                                               Ltd. BHD                            5,771,221          1,991,489          0.2
                                                                                ------------     --------------        ------
                                                                                  11,231,894          4,570,814          0.5

                Engineering &     355,000    Malaysian Resources Corp. BHD           924,548            309,790          0.0
                Construction

                Food              659,000    Nestle (Malaysia) BHD                 5,103,824          3,881,252          0.4

                Multi-          2,525,000    Hicom Holdings BHD                    5,991,165          2,974,252          0.3
                Industry        3,561,800    Sungei Way Holdings BHD               7,620,767          3,272,946          0.3
                                                                                ------------     --------------        ------
                                                                                  13,611,932          6,247,198          0.6

                Natural Gas       894,000    Petronas Gas BHD                      3,724,209          2,646,438          0.3

                Oil & Related   1,545,500    Petronas Dagangan BHD                 4,054,663          2,478,138          0.2

                Telecommuni-      594,000    Telekom Malaysia BHD                  1,829,896          1,804,163          0.2
                cations

                Tobacco           305,000    Rothmans of Pall Mall
                                               (Malaysia) BHD                      3,201,767          2,468,779          0.2

                                             Total Investments in Malaysia        53,653,093         30,184,432          3.0

Pakistan        Chemicals--        10,300    Fauji Fertilizer Co. Ltd.                21,455             21,857          0.0
                Fertilizers

                Electrical            100    Karachi Electric Supply Corp. Ltd.           66                 70          0.0
                Components

                Telecommuni-    1,405,000    Pakistan Telecommunications Corp.     1,489,569          1,348,442          0.1
                cations

                                             Total Investments in Pakistan         1,511,090          1,370,369          0.1

Philippines     Brewery           501,000    San Miguel Corp. (Class B)            1,161,824            815,411          0.1

                Telecommuni-      161,240    Philippine Long Distance
                cations                        Telephone Co.                       5,608,779          4,397,455          0.4
                                  167,515    Philippine Long Distance
                                               Telephone Co. (ADR)(a)              5,364,324          4,543,844          0.5
                                                                                ------------     --------------        ------
                                                                                  10,973,103          8,941,299          0.9

                                             Total Investments in the
                                             Philippines                          12,134,927          9,756,710          1.0

South Korea     Automotive         67,538    Dong Ah Tire Company                  3,636,374          3,661,699          0.4

                Banking           572,610    Cho Hung Bank Co. Ltd.                3,843,133          2,715,664          0.3
                                  652,033    Kookmin Bank (GDR)(b)                10,343,028          8,476,429          0.8
                                                                                ------------     --------------        ------
                                                                                  14,186,161         11,192,093          1.1

                Chemicals         376,980    L.G. Chemical Ltd.                    5,328,189          6,110,957          0.6

                Electrical        108,215    Samsung Display Devices Co.           5,850,072          5,513,276          0.6
                Components

                Telecommuni-          130    SK Telecom Co. Ltd.                      65,985             79,595          0.0
                cations           482,039    SK Telecom Co. Ltd. (ADR)(a)          7,346,241          4,338,351          0.4
                                                                                ------------     --------------        ------
                                                                                   7,412,226          4,417,946          0.4

                Utilities--       372,950    Korea Electric Power Corp.            9,829,754          8,292,317          0.8
                Electric

                                             Total Investments in South Korea     46,242,776         39,188,288          3.9

Taiwan          Banking         3,804,444    Bank Sinopac                          4,239,984          3,183,691          0.3
                                2,653,000    E. Sun Commercial Bank                2,045,284          2,396,618          0.2
                                                                                ------------     --------------        ------
                                                                                   6,285,268          5,580,309          0.5

                Forest         10,354,000    Cheng Loong Company                   7,166,727          6,453,123          0.6
                Products &     11,449,680    Chung Hwa Pulp Corporation           10,318,821          8,980,141          0.9
                Paper           5,792,000    Taiwan Pulp & Paper Corp.             4,672,605          4,096,583          0.4
                                4,414,000    Yuen Foong Yu Paper Manufacturing
                                               Company, Ltd.                       3,147,942          2,936,485          0.3
                                                                                ------------     --------------        ------
                                                                                  25,306,095         22,466,332          2.2

                Insurance         650,000    Fubon Insurance Co.                   1,515,585          1,581,758          0.2

                Real Estate     4,508,000    Hung Poo Real Estate
                                               Development Corp.                   8,842,211          7,750,098          0.8

                Trans-          5,745,000    Yang Ming Marine Transport            7,827,476          5,109,349          0.5
                portation
                Marine

                                             Total Investments in Taiwan          49,776,635         42,487,846          4.2

Thailand        Banking           982,000    Bangkok Bank Public Co., Ltd.
                                               (Registered Shares)                 6,522,676          4,970,451          0.5
                                1,600,000    Thai Farmers Bank Company
                                               Limited 'Foreign'                   6,539,906          5,559,507          0.6
                                                                                ------------     --------------        ------
                                                                                  13,062,582         10,529,958          1.1
                Building           50,000    Siam Cement Public Company
                Products                       Limited 'Foreign'                   1,482,104            815,321          0.1
                                1,047,800    Siam City Cement Public Company
                                               Limited 'Foreign'                   5,194,943          3,698,118          0.3
                                                                                ------------     --------------        ------
                                                                                   6,677,047          4,513,439          0.4

                Telecommuni-    1,498,000    TelecomAsia Corporation Public
                cations                        Company Ltd. 'Foreign'              3,247,616          1,209,056          0.1

                Television        458,000    BEC World Public Company Limited      4,827,825          2,957,264          0.3

                                             Total Investments in Thailand        27,815,070         19,209,717          1.9

                                             Total Investments in the
                                             Pacific Basin/Asia                  403,315,517        336,614,175         33.4


SHORT-TERM                        Face
SECURITIES                       Amount

                Commercial US$ 27,433,000    General Motors Acceptance Corp.,
                Paper*                         6.50% due 10/01/1997               27,433,000         27,433,000          2.7

                                             Total Investments in
                                             Short-Term Securities                27,433,000         27,433,000          2.7

                Total Investments                                               $942,301,910      1,004,525,114         99.7
                                                                                ============
                Other Assets Less Liabilities                                                         2,790,713          0.3
                                                                                                 --------------        ------
                Net Assets                                                                       $1,007,315,827        100.0%
                                                                                                 ==============        ======

                Net Asset Value:    Class A--Based on net assets of $479,182,501
                                             and 29,163,471 shares outstanding                   $        16.43
                                                                                                 ==============
                                    Class B--Based on net assets of $387,139,699
                                             and 23,881,778 shares outstanding                   $        16.21
                                                                                                 ==============
                                    Class C--Based on net assets of $71,224,704
                                             and 4,406,260 shares outstanding                    $        16.16
                                                                                                 ==============
                                    Class D--Based on net assets of $69,768,923
                                             and 4,256,593 shares outstanding                    $        16.39
                                                                                                 ==============

  *Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
(a)American Depositary Receipts (ADR).
(b)Global Depositary Receipts (GDR).
(c)Warrants entitle the Fund to purchase a predetermined number of shares of stock at a predetermined price until the expiration date.




EQUITY PORTFOLIO CHANGES


For the Quarter Ended September 30, 1997

Additions

 ALFA, S.A. de C.V. (Class A)
 Amoy Properties Limited
 BEC World Public Company Limited
 Bashinformsvyaz
 Beijing Datang Power Generation Company
  Ltd. (Class H)
 Billiton PLC
 Billiton PLC (ADR)
 C.A. La Electricidad de Caracas
  S.A.I.C.A.--S.A.C.A.
 Cheng Loong Company
 Chung Hwa Pulp Corporation
 City Telecom (H.K.) Ltd.
 Companhia Anonima Nacional Telefonos
  de Venezuela S.A. (CANTV)(ADR)
 Companhia Paranaense de Energia S.A.--
  Copel (ADR)
 E. Sun Commercial Bank
 EIH Limited (GDR)
 Fomento Economico Mexicano, S.A. de C.V.
  (Femsa)(ADR)
 Huaxin Cement Co., Ltd. (Class B)
 Hung Poo Real Estate Development Corp.
 Indian Hotels Company Ltd. (GDR)
 Jiangxi Copper Company Ltd. (Class H)
 Korea Electric Power Corp.
 Moscow City Telephone Network
*NIF Drugi S.A.
*NIF Eugeniusza Kwiatkowskieg S.A.
*NIF Foksal S.A.

*NIF Fortuna S.A.
*NIF Hetman S.A.
*NIF Jedenasty S.A.
*NIF Kazimierza Wielkigo S.A.
*NIF Magna Polonia S.A.
*NIF Octava S.A.
*NIF Pierwszy S.A.
*NIF Trzeci S.A.
*NIF Victoria S.A.
*NIF Zachodni S.A.
 Nizhny Novgorod Telephone
 Northern Electric Telekomunikasyon
  A.S. (NETAS)
 P.T. Semen Gresik 'Foreign'
 Philippine Long Distance Telephone Co.
 Philippine Long Distance Telephone Co.
  (ADR)
 Qingling Motors Company (Class H)
 Reliance Industries Ltd. (GDR)
 San Miguel Corp. (Class B)
 Sasol Limited
 Sudamtex de Venezuela S.A.C.A. (ADR)
 Taiwan Pulp & Paper Corp.
 Telekom Malaysia BHD
 Thai Farmers Bank Company
  Limited 'Foreign'
 Tsingtao Brewery Co., Ltd. (Class H)
 Unified Energy Systems (GDR)
 Yapi ve Kredi Bankasi A.S.
 Yuen Foong Yu Paper Manufacturing
  Company, Ltd.



Deletions

 Anglo American Corp. of South Africa,
  Ltd. (ADR)
 Banco Nacional S.A. (Preferred)
 Beatrix Mines Ltd.
 Blue Square Chain Stores Properties &
  Investments Ltd.
 Centrais Eletricas Brasileiras S.A.--
  Eletrobras
 Centrais Eletricas Brasileiras S.A.--
  Eletrobras (Preferred)
 China Overseas Land & Investment Co.
 Commerce Asset Holding BHD
 Companhia Siderurgica Nacional S.A.

 De Beers Centenary AG
 De Beers Consolidated Mines Ltd. (ADR)
 Fiat S.p.A.
 Hang Lung Development Company
 Hellenic Telecommunication
  Organization S.A.
 Hume Industries (Malaysia) BHD
 Ingwe Coal Corporation Ltd.
 Larsen & Toubro Ltd. (GDR)
 Malayan Banking BHD
 Malaysian Airline System BHD
 NIF 3 Trinity Fund
*NIF Drugi S.A.
*NIF Eugeniusza Kwiatkowskieg S.A.
*NIF Foksal S.A.
*NIF Fortuna S.A.
*NIF Hetman S.A.
*NIF Jedenasty S.A.
*NIF Kazimierza Wielkigo S.A.
*NIF Magna Polonia S.A.
*NIF Octava S.A.
*NIF Pierwszy S.A.
*NIF Trzeci S.A.
*NIF Victoria S.A.
*NIF Zachodni S.A.
 Nylex (Malaysia) BHD
 OYL Industries BHD
 P.T. Bimantra Citra
 Philips Electronics N.V.
 Polish National Investment Fund
 Public Bank BHD 'Foreign'
 Renong BHD
 Rostelecom--RDC (Preferred)(ADR)

[FN]
*Added and deleted in the same quarter.

PORTFOLIO INFORMATION



Ten Largest Equity Holdings                          Percent of
As of September 30, 1997                             Net Assets

Grupo Televisa, S.A. de C.V. (GDR)                      3.7%
Telecomunicacoes Brasileiras S.A.--Telebras*            3.2
Companhia Cervejaria Brahma S.A.
 PN (Preferred)*                                        2.3
Petroleo Brasileiro S.A.--Petrobras (Preferred)         2.3
Grupo Carso, S.A. de C.V.*                              2.1
Yacimientos Petroliferos Fiscales S.A. (ADR)            2.1
Hellenic Bottling Co. S.A.                              1.9
Cifra, S.A. de C.V. 'C'                                 1.9
Amoy Properties Limited                                 1.9
Gedeon Richter Ltd. (GDR)*                              1.8

[FN]
*Includes combined holdings.